STOCKHOLDERS' EQUITY (Details) (USD $)	0 Months Ended
	May 31, 2011	May 31, 2013	May 31, 2012	May 17, 2011
STOCKHOLDERS' EQUITY [Abstract]
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Shares issued for cash, shares	9,000,000
Stock issued for cash	$ 9,000
Price per share	$ 0.001
Common stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	480,000,000	480,000,000	480,000,000
Common stock, shares issued	9,000,000	9,000,000	9,000,000
Common stock, shares outstanding		9,000,000	9,000,000